OPERATING SEGMENTS - Geographic information on revenue (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Geographic information on revenue
Revenue	$ 9,548	$ 4,961	$ 11,117	$ 8,509
Solutions
Geographic information on revenue
Revenue	6,479	3,614
Platform
Geographic information on revenue
Revenue	3,069	1,347
Operating segments
Geographic information on revenue
Revenue	9,548	4,961	11,117	8,509
Operating segments | Europe
Geographic information on revenue
Revenue	2,524	2,145	4,322	3,724
Operating segments | Hong Kong
Geographic information on revenue
Revenue	3,230	1,392	3,482	2,322
Operating segments | United States
Geographic information on revenue
Revenue	3,459	1,210	2,725	1,952
Operating segments | Other
Geographic information on revenue
Revenue	335	214	588	511
Operating segments | Solutions
Geographic information on revenue
Revenue	6,479	3,614	7,833	6,421
Operating segments | Solutions | Europe
Geographic information on revenue
Revenue	2,524	2,145	4,322	3,724
Operating segments | Solutions | Hong Kong
Geographic information on revenue
Revenue	161	45	198	234
Operating segments | Solutions | United States
Geographic information on revenue
Revenue	3,459	1,210	2,725	1,952
Operating segments | Solutions | Other
Geographic information on revenue
Revenue	335	214	588	511
Operating segments | Platform
Geographic information on revenue
Revenue	3,069	1,347	3,284	2,088
Operating segments | Platform | Hong Kong
Geographic information on revenue
Revenue	$ 3,069	$ 1,347	$ 3,284	$ 2,088